CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Total Profit for the year	$ (177,112)	$ 20,800	$ 98,478
Items that will not be reclassified subsequently to income or loss:
Remeasurement gains (losses) on defined-benefit obligations	2,406	3,139	(5,620)
Tax effect	(668)	(757)	1,500
Total income (expense) that will not be reclassified subsequently to profit (loss)	1,738	2,382	(4,120)
Items that may be reclassified subsequently to income or loss:
Cash flow hedge accounting	(5,785)	(3,471)	2,245
Translation differences	64,901	(46,969)	11,730
Tax effect	1,446	865	(767)
Total (expense) income that may be reclassified subsequently to profit (loss)	60,562	(49,575)	13,208
Items that have been reclassified to profit (loss) in the period:
Cash flow hedge accounting	(1,105)	1,007	83
Total items that have been reclassified to profit (loss)	(1,105)	1,007	83
Other comprehensive (loss) profit for the year, net of income tax	61,195	(46,186)	9,171
Total comprehensive (loss) profit for the year	(115,917)	(25,386)	107,649
Total comprehensive (loss) profit attributable to the Parent	(111,559)	(20,216)	91,105
Total comprehensive (loss) profit attributable to non-controlling interests	$ (4,358)	$ (5,170)	$ 16,544